Important Notice Regarding Change in Investment Policy
SPDR® Series Trust
Supplement Dated February 23, 2011
to the
Prospectus Dated October 31, 2010, as supplemented
and to the
Statement of Additional Information (“SAI”) Dated October 31, 2010, as supplemented
The following changes will take effect for the Fund on or around April 24, 2011.

Current		New
ETF Name (Ticker)	Index	ETF Name (Ticker)	Index
SPDR DJ Global Titans ETF (DGT)	Dow Jones Global Titans 50 Index	SPDR Global Dow ETF (DGT)	The Global Dow

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SPDRSTSUPP3